Annual Total Returns[BarChart] - NVIT Newton Sustainable US Equity Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.27%)	11.38%	38.55%	10.51%	(0.42%)	10.11%	18.36%	(5.87%)	26.05%	13.34%